MML Money Market Fund
MML Money Market Fund (Service Class shares not currently available)
INVESTMENT OBJECTIVES
This Fund’s investment objectives are to achieve the preservation of capital, liquidity, and high current income. These objectives are of equal importance.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MML Money Market Fund	Initial Class	Service Class
Management Fees	0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.52%	0.77%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MML Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	53	167	291	653
Service Class	79	246	428	954

INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
The Fund invests in high quality U.S. dollar-denominated debt instruments of domestic and foreign issuers, including commercial paper and other corporate obligations, including Rule 144A securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and certificates of deposit and bankers’ acceptances. The Fund may enter into repurchase agreement transactions.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification and maturity. These requirements include holding investments which are generally rated in the two highest rating categories as rated by a major credit agency and investments which generally have a maturity of 397 days or less and a dollar-weighted average portfolio maturity of 60 days or less.
Principal Risks
It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value per share. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value per share, it is possible to lose money by investing in the Fund.

Credit Risk The Fund is subject to the risk that the issuer of an investment held by the Fund or the counterparty to a transaction entered into by the Fund will be unable or unwilling to honor its obligations.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an investment that is declining in value or be prevented from realizing capital gains.

Management Risk The Fund relies on the manager’s ability to achieve its investment objective. There can be no assurance that the Fund will achieve the desired results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock market prices in general may decline over short or extended periods, subjecting the Fund to unpredictable declines in the value of its shares and poor performance. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Initial Class performance for periods prior to May 2, 2005 is that of the corresponding series of MML Series Investment Fund, the predecessor to the Fund. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Performance Initial Class Shares

Highest Quarter:	3Q '06,	1.21%	Lowest Quarter:	2Q '09 thru 4Q '12,	0.00%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns MML Money Market Fund		One Year	Five Years	Ten Years
Initial Class		none	0.43%	1.53%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.07%	0.45%	1.69%
Lipper Taxable Money Market Fund Index (reflects no deduction for taxes)		none	0.53%	1.58%
[1]	Going forward, the Fund's performance will be compared to the Citigroup 3-Month Treasury Bill Index rather than the Lipper Taxable Money Market Fund Index.